MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND          Two World Trade Center

LETTER TO THE SHAREHOLDERS August 31, 1999              New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended August 31, 1999, electric utility stocks performed well as value-oriented equities were emphasized over growth-oriented issues in the market. Telecommunications equities were weaker on a relative basis, particularly near the end of the period, when investors came to believe that a price war had started in the U.S. long-distance telephone industry. Asian utilities performed well, while those in Europe were held back by the softness of the new euro currency.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended August 31, 1999, Morgan Stanley Dean Witter Global Utilities Fund's Class B shares posted a return of 3.48 percent, compared to returns of 7.25 percent for the Lipper Utility Funds Index (Lipper index) and
8.75 percent for the Morgan Stanley Capital International World Index (MSCI World Index). For the same period, the Fund's Class A, C and D shares had total returns of 3.86 percent, 3.46 percent and 3.98 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses. (Total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

The Fund's underperformance relative to the Lipper index during the first half of its fiscal year was due to its emphasis on the telecommunications sector. While this sector's weakness hindered the Fund's performance over the last six months, it has contributed positively to its longer-term performance results. For the twelve-month period ended August 31, 1999, the Fund's Class B shares returned 24.97 percent, compared to 22.61 percent for the Lipper index.

A number of changes were made to the Fund's portfolio during the first half of its fiscal year. The Fund's allocation to the United States increased from 56 percent of investments on February 28, 1999, to 65 percent as of August 31, 1999. The Fund's European allocation was decreased from 34 percent to 23 percent over the same period. The Fund also reduced its

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND weighting in telecommunications and increased its exposure to electric utilities. Among the new electric utility stock positions were Calpine Corporation and UtiliCorp. Within the telecommunications sector, the Fund added Nippon Telegraph & Telephone and NTT Mobile Communication Network (both in Japan) to its portfolio.

LOOKING AHEAD

Going forward, we anticipate that the Fund's telecommunications companies will continue to have strong and relatively consistent growth. The Fund's non-telecommunications holdings currently include some of the most attractively valued stocks in the market. Finally, the Fund's non-U.S. holdings, particularly those in Europe, should benefit from increasing shareholder friendliness, restructuring of companies and an improving economy.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

FUND PERFORMANCE August 31, 1999



                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 8/31/99
-------------------------
Since Inception (7/28/97)  22.02(1)   18.92(2)
1 Year                     25.83(1)   19.22(2)

               CLASS B SHARES+
----------------------------------------------
PERIOD ENDED 8/31/99
-------------------------
Since Inception (5/31/94)  16.33(1)   16.23(2)
1 Year                     24.97(1)   19.97(2)
5 Year                     16.61(1)   16.40(2)

               CLASS C SHARES++
----------------------------------------------
PERIOD ENDED 8/31/99
-------------------------
Since Inception (7/28/97)  21.08(1)    21.08(2)
1 Year                     24.83(1)    23.83(2)

               CLASS D SHARES#
----------------------------------------------
PERIOD ENDED 8/31/99
-------------------------
Since Inception (7/28/97)  22.32(1)
1 Year                     26.10(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
+    The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
++   The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (88.9%)
            AUSTRALIA (1.2%)
            Energy
1,460,000   Australian Gas Light Company
             Ltd. .......................  $  9,498,816
                                           ------------
            CANADA (4.1%)
            Electronic Data Processing
 600,000    Sanga International Inc.*....     1,500,000
                                           ------------
            Energy
 236,000    Enbridge Inc. ...............     5,041,789
 320,000    TransCanada Pipelines
             Ltd. .......................     4,511,117
                                           ------------
                                              9,552,906
                                           ------------
            Telecommunications
 155,000    AT&T Canada Inc.
             (Class B)*..................     9,377,500
  54,411    BCT.Telus Communications,
             Inc. (Non-Voting) (Class
             A)..........................     1,175,164
 163,233    BCT.Telus Communications,
             Inc. (Voting)...............     3,574,685
                                           ------------
                                             14,127,349
                                           ------------
            Telecommunications Equipment
 180,000    Nortel Networks Corp. .......     7,413,608
                                           ------------

            TOTAL CANADA.................    32,593,863
                                           ------------

            DENMARK (0.8%)
            Telecommunications
 108,000    Tele Danmark AS (B Shares)...     6,116,107
                                           ------------

            FINLAND (0.9%)
            Telecommunications Equipment
  80,000    Nokia Oyj (A Shares).........     6,678,976
                                           ------------

            FRANCE (2.6%)
            Telecommunications
  57,000    France Telecom S.A. (ADR)....     4,474,500
                                           ------------

            Water Supply
  47,000    Suez Lyonnaise des Eaux......     7,842,830
 101,454    Vivendi......................     7,837,532
                                           ------------
                                             15,680,362
                                           ------------

            TOTAL FRANCE.................    20,154,862
                                           ------------

            GERMANY (2.9%)
            Diversified Electronic Products
  32,000    Siemens AG...................     2,691,881
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Electric Utilities
  91,000    VEBA AG......................  $  5,798,979
 145,600    Viag AG......................     3,100,482
                                           ------------
                                              8,899,461
                                           ------------
            Telecommunications
  94,000    Deutsche Telekom AG..........     4,162,313
                                           ------------

            Wireless Communications
  48,000    Mannesmann AG................     7,365,473
                                           ------------

            TOTAL GERMANY................    23,119,128
                                           ------------

            ITALY (1.5%)
            Telecommunications
 644,000    Telecom Italia SpA...........     6,485,920
  21,400    Telecom Italia SpA (ADR).....     2,161,400
                                           ------------
                                              8,647,320
                                           ------------
            Wireless Communications
 580,000    Telecom Italia Mobile SpA....     3,377,321
                                           ------------

            TOTAL ITALY..................    12,024,641
                                           ------------

            JAPAN (1.6%)
            Telecommunications
     550    Nippon Telegraph & Telephone
             Corp. ......................     6,170,756
                                           ------------

            Wireless Communications
     410    NTT Mobile Communication
             Network, Inc. ..............     6,806,531
                                           ------------

            TOTAL JAPAN..................    12,977,287
                                           ------------

            MEXICO (1.4%)
            Telecommunications
 105,000    Telefonos de Mexico S.A.
             (Series L) (ADR)............     7,809,375
                                           ------------

            Wireless Communications
 276,000    Nuevo Grupo Iusacell S.A.
             (Series V) (ADR)*...........     3,105,000
                                           ------------

            TOTAL MEXICO ................    10,914,375
                                           ------------

            NETHERLANDS (1.4%)
            Air Freight/Delivery Services
 147,000    TNT Post Group NV............     3,627,413
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Telecommunications
 157,000    Koninklijke KPN NV...........  $  7,034,906
                                           ------------

            TOTAL NETHERLANDS............    10,662,319
                                           ------------

            NEW ZEALAND (1.3%)
            Telecommunications
2,265,000   Telecom Corporation of New
             Zealand Ltd. ...............    10,146,722
                                           ------------

            PORTUGAL (0.7%)
            Telecommunications
  60,500    Portugal Telecom S.A.
             (Registered Shares).........     2,531,242
                                           ------------

            Wireless Communications
  25,000    Telecel-Comunicacoes Pessoais
             S.A.........................     3,228,524
                                           ------------
            TOTAL PORTUGAL...............     5,759,766
                                           ------------

            SOUTH KOREA (0.8%)
            Telecommunications
 183,000    Korea Telecom Corp. (ADR)*...     5,947,500
                                           ------------

            SPAIN (2.1%)
            Electric Utilities
 370,000    Empresa Nacional de
             Electricidad S.A............     7,429,304
 330,000    Iberdrola S.A................     4,742,918
                                           ------------
                                             12,172,222
                                           ------------
            Telecommunications
 270,000    Telefonica S.A.*.............     4,308,574
                                           ------------

            TOTAL SPAIN..................    16,480,796
                                           ------------
            SWEDEN (0.9%)
            Telecommunications Equipment
  30,000    Ericsson (L.M.)
             Telefonaktiebolaqet (Class
             B) (ADR)....................       975,000
 181,000    Ericsson (L.M.) Telephone Co.
             AB (Series "B" Free)........     5,836,374
                                           ------------

            TOTAL SWEDEN.................     6,811,374
                                           ------------

            SWITZERLAND (1.0%)
            Electrical Products
  38,904    ABB Ltd. ....................     3,968,224
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Telecommunications
  12,000    Swisscom AG - Reg............  $  3,957,219
                                           ------------

            TOTAL SWITZERLAND............     7,925,443
                                           ------------

            UNITED KINGDOM (5.7%)
            Electric Utilities
 589,000    Independent Energy Holdings
             PLC (ADR)*..................     7,877,875
 505,000    Scottish and Southern Energy
             PLC.........................     4,628,674
 304,810    United Utilities PLC.........     3,613,340
                                           ------------
                                             16,119,889
                                           ------------
            Telecommunications
  75,000    COLT Telecom Group PLC
             (ADR)*......................     6,525,000
 290,000    Energis PLC*.................     7,420,198
                                           ------------
                                             13,945,198
                                           ------------
            Wireless Communications
 440,000    Orange PLC*..................     7,408,961
  38,000    Vodafone AirTouch PLC
             (ADR).......................     7,621,375
                                           ------------
                                             15,030,336
                                           ------------

            TOTAL UNITED KINGDOM.........    45,095,423
                                           ------------

            UNITED STATES (58.0%)
            Cable Television
 129,800    AT&T Corp. - Liberty Media
             Group (Class A)*............     4,153,600
  61,600    Comcast Corp. (Class A
             Special)*...................     2,005,850
  93,200    Cox Communications, Inc.
             (Class A)*..................     3,465,875
 159,000    MediaOne Group, Inc.*........    10,454,250
                                           ------------
                                             20,079,575
                                           ------------
            Computer Communications
 105,000    Cisco Systems, Inc.*.........     7,113,750
                                           ------------

            Diversified Commercial Services
 232,600    Convergys Corp.*.............     4,797,375
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Electric Utilities
 231,600    AES Corp. (The)*.............  $ 14,055,225
 210,000    Allegheny Energy, Inc. ......     7,087,500
  56,000    Calpine Corp.*...............     5,075,000
 210,000    Cinergy Corp. ...............     6,378,750
 285,000    CMS Energy Corp. ............    11,275,312
 210,000    Consolidated Edison, Inc. ...     9,240,000
 191,900    Dominion Resources, Inc. ....     8,875,375
 330,000    DPL, Inc. ...................     6,249,375
 217,000    DQE, Inc. ...................     8,395,187
 220,000    DTE Energy Co. ..............     8,676,250
 170,000    Duke Energy Corp. ...........     9,775,000
 365,000    Edison International.........     9,261,875
 265,000    Energy East Corp. ...........     6,625,000
 190,000    FPL Group, Inc. .............    10,260,000
 243,000    GPU, Inc. ...................     8,292,375
 250,000    Illinova Corp. ..............     7,968,750
 200,000    Montana Power Co. ...........     6,187,500
 290,000    Northern States Power Co. ...     6,833,125
 120,000    PG & E Corp. ................     3,637,500
 265,000    Reliant Energy, Inc. ........     7,337,187
 350,000    Southern Co. ................     9,471,875
 200,000    Texas Utilities Co. .........     8,087,500
 155,000    USEC Inc. ...................     1,675,937
 245,000    Utilicorp United, Inc. ......     5,680,938
                                           ------------
                                            186,402,536
                                           ------------
            Energy
 190,000    Columbia Energy Group........    11,221,875
 400,000    ENRON Corp. .................    16,750,000
 220,000    KeySpan Corp. ...............     6,490,000
                                           ------------
                                             34,461,875
                                           ------------
            Media Conglomerates
  73,600    Time Warner Inc. ............     4,365,400
                                           ------------
            Military/Gov't/Technical
 110,000    General Motors Corp. (Class
             H)*.........................     5,665,000
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Telecommunications
 107,420    ALLTEL Corp. ................  $  7,264,278
 200,000    Ameritech Corp. .............    12,625,000
 306,000    AT&T Corp. ..................    13,770,000
 252,000    Bell Atlantic Corp. .........    15,435,000
 435,000    BellSouth Corp. .............    19,683,750
 284,900    Cincinnati Bell, Inc. .......     5,270,650
  58,000    Frontier Corp. ..............     2,432,375
 195,000    Global Crossing Ltd.
             (Bermuda)*..................     5,045,625
 200,000    Global Telesystems Group,
             Inc.*.......................     6,462,500
 205,000    GTE Corp. ...................    14,068,125
 217,000    MCI WorldCom, Inc.*..........    16,424,188
 285,000    Qwest Communications
             International, Inc.*........     8,175,938
 288,000    SBC Communications, Inc. ....    13,824,000
 318,000    Sprint Corp. (FON Group).....    14,111,250
 182,977    U.S. West, Inc. .............     9,560,548
                                           ------------
                                            164,153,227
                                           ------------
            Telecommunications Equipment
  84,700    American Tower Corp. (Class
             A)*.........................     1,926,925
 115,000    Lucent Technologies, Inc. ...     7,367,188
  47,800    Motorola, Inc. ..............     4,409,550
                                           ------------
                                             13,703,663
                                           ------------
            Water Supply
 160,000    Azurix Corp.*................     2,970,000
                                           ------------

            Wireless Communications
 110,000    Sprint Corp. (PCS Group)*....     6,572,500
 125,500    WinStar Communications,
             Inc.*.......................     6,376,969
                                           ------------
                                             12,949,469
                                           ------------

            TOTAL UNITED STATES..........   456,661,870
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
             $532,088,794)...............   699,569,268
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENTS (a) (9.9%)
            U.S. GOVERNMENT AGENCIES
$ 48,200    Federal Home Loan Mortgage
             Corp. 5.42% due 09/01/99....  $ 48,200,000
  30,000    Federal National Mortgage
             Assoc. 5.02% due 09/02/99...    29,995,817
                                           ------------

            TOTAL SHORT TERM INVESTMENTS
            (Amortized Cost $78,195,817)..   78,195,817
                                           ------------


TOTAL INVESTMENTS
(Identified Cost $610,284,611) (b)..98.8%   777,765,085


CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES...............  1.2     9,590,616
                                     ----  ------------


NET ASSETS.......................  100.0%  $787,355,701
                                   ======  ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a)  Securities were purchased on a discount basis.
     The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $184,310,822 and the aggregate gross unrealized depreciation is $16,830,348, resulting in net unrealized appreciation of $167,480,474.

                                              PERCENT OF
INDUSTRY                          VALUE       NET ASSETS
--------------------------------------------------------
Air Freight/Delivery
 Services....................  $ 3,627,413        0.5%
Cable Television.............   20,079,575        2.5
Computer Communications......    7,113,750        0.9
Diversified Commercial
 Services....................    4,797,375        0.6
Diversified Electronic
 Products....................    2,691,881        0.3
Electric Utilities...........  223,594,108       28.4
Electrical Products..........    3,968,224        0.5
Electronic Data Processing...    1,500,000        0.2
Energy.......................   53,513,597        6.8
Media Conglomerates..........    4,365,400        0.6
Military/Gov't/Technical.....    5,665,000        0.7
Telecommunications...........  263,532,308       33.5

                                              PERCENT OF
INDUSTRY                          VALUE       NET ASSETS
--------------------------------------------------------
Telecommunications
 Equipment...................   34,607,621        4.4
U.S. Government Agencies.....   78,195,817        9.9
Water Supply.................   18,650,362        2.4
Wireless Communications......   51,862,654        6.6
                               -----------       ----
                               $777,765,085      98.8%
                               ===========       ====

                                              PERCENT OF
TYPE OF INVESTMENT                VALUE       NET ASSETS
--------------------------------------------------------
Common Stocks................  $699,569,268      88.9%
Short-Term Investment........    78,195,817       9.9
                               -----------       ----
                               $777,765,085      98.8%
                               ===========       ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $610,284,611).............................  $777,765,085
Cash........................................................        96,307
Receivable for:
    Investments sold........................................    10,859,680
    Dividends...............................................     1,266,842
    Shares of beneficial interest sold......................       788,538
    Foreign withholding taxes reclaimed.....................       312,832
Prepaid expenses and other assets...........................       140,786
                                                              ------------
    TOTAL ASSETS............................................   791,230,070
                                                              ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............     2,640,615
    Plan of distribution fee................................       679,549
    Investment management fee...............................       449,936
Accrued expenses and other payables.........................       104,269
                                                              ------------
    TOTAL LIABILITIES.......................................     3,874,369
                                                              ------------
    NET ASSETS..............................................  $787,355,701
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $536,388,524
Net unrealized appreciation.................................   167,476,113
Accumulated undistributed net investment income.............     1,724,952
Accumulated undistributed net realized gain.................    81,766,112
                                                              ------------
    NET ASSETS..............................................  $787,355,701
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $8,806,411
Shares Outstanding (unlimited authorized, $.01 par value)...       509,111
    NET ASSET VALUE PER SHARE...............................        $17.30
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $18.26
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $770,521,029
Shares Outstanding (unlimited authorized, $.01 par value)...    44,583,966
    NET ASSET VALUE PER SHARE...............................        $17.28
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $7,900,628
Shares Outstanding (unlimited authorized, $.01 par value)...       459,380
    NET ASSET VALUE PER SHARE...............................        $17.20
                                                              ============
CLASS D SHARES:
Net Assets..................................................      $127,633
Shares Outstanding (unlimited authorized, $.01 par value)...         7,370
    NET ASSET VALUE PER SHARE...............................        $17.32
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

STATEMENT OF OPERATIONS
For the six months ended August 31, 1999 (unaudited)
NET INVESTMENT INCOME:

INCOME
Dividends (net of $400,988 foreign withholding tax).........  $  6,661,600
Interest....................................................     1,751,872
                                                              ------------
    TOTAL INCOME............................................     8,413,472
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................         8,253
Plan of distribution fee (Class B shares)...................     3,026,407
Plan of distribution fee (Class C shares)...................        27,683
Investment management fee...................................     2,159,517
Transfer agent fees and expenses............................       299,776
Custodian fees..............................................        58,272
Registration fees...........................................        57,664
Shareholder reports and notices.............................        42,786
Professional fees...........................................        38,274
Organizational expenses.....................................        11,988
Trustees' fees and expenses.................................         6,158
Other.......................................................         5,119
                                                              ------------

    TOTAL EXPENSES..........................................     5,741,897
                                                              ------------

    NET INVESTMENT INCOME...................................     2,671,575
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................    81,789,812
    Foreign exchange transactions...........................       (10,607)
                                                              ------------

    NET GAIN................................................    81,779,205
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (72,867,782)
    Translation of forward foreign currency contracts, other
     assets and liabilities denominated in foreign
     currencies.............................................           196
                                                              ------------

    NET DEPRECIATION........................................   (72,867,586)
                                                              ------------

    NET GAIN................................................     8,911,619
                                                              ------------

NET INCREASE................................................  $ 11,583,194
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                        AUGUST 31,          ENDED
                                                           1999       FEBRUARY 28, 1999
---------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................  $ 2,671,575      $  3,246,437
Net realized gain....................................   81,779,205        77,667,622
Net change in unrealized appreciation................  (72,867,586)       30,477,011
                                                       ------------     ------------

    NET INCREASE.....................................   11,583,194       111,391,070
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares...................................      (28,058)          (29,255)
    Class B shares...................................   (1,281,892)       (2,974,816)
    Class C shares...................................      (12,062)           (9,401)
    Class D shares...................................         (930)             (828)

Net realized gain
    Class A shares...................................     (137,468)         (318,524)
    Class B shares...................................  (14,411,310)      (54,115,225)
    Class C shares...................................     (139,972)         (216,058)
    Class D shares...................................       (3,797)           (9,518)
                                                       ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................  (16,015,489)      (57,673,625)
                                                       ------------     ------------

Net increase from transactions in shares of
 beneficial interest.................................  242,573,174        97,890,757
                                                       ------------     ------------

    NET INCREASE.....................................  238,140,879       151,608,202

NET ASSETS:
Beginning of period..................................  549,214,822       397,606,620
                                                       ------------     ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $1,724,952 and $376,319, respectively)...........  $787,355,701     $549,214,822
                                                       ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $174,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day; 0.65% to the portion of the daily net assets not exceeding $500 million and 0.625% to the portion of the daily net assets exceeding $500 million. Effective May 1, 1999, the Agreement was amended to reduce the annual rate to 0.60% of the portion of daily net assets in excess of $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $19,495,932 at August 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 1999 the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,152, $331,817 and $2,722, respectively and received $23,689 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1999 aggregated $197,582,237 and $145,631,065, respectively.

For the six months ended August 31, 1999, the Fund incurred brokerage commissions of $3,573 with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended August 31, 1999, the fund incurred brokerage commissions of $38,603 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. Included at August 31, 1999, in the receivable for investments sold was $1,026,716 for unsettled trades with Morgan Stanley & Co., Inc.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $1,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                      FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                  AUGUST 31, 1999                  FEBRUARY 28, 1999
                                                             --------------------------       ---------------------------
                                                                    (unaudited)
                                                               SHARES        AMOUNT             SHARES         AMOUNT
                                                             ----------   -------------       -----------   -------------
CLASS A SHARES
Sold.......................................................     104,751   $   1,873,370           240,816   $   4,119,117
Reinvestment of dividends and distributions................       8,406         151,127            19,668         331,877
Acquisition of TCW/DW Global Telecom Trust.................     179,364       3,214,533                --              --
Redeemed...................................................     (68,511)     (1,228,844)          (38,156)       (655,888)
                                                             ----------   -------------       -----------   -------------
Net increase - Class A.....................................     224,010       4,010,186           222,328       3,795,106
                                                             ----------   -------------       -----------   -------------
CLASS B SHARES
Sold.......................................................   6,522,540     116,579,612        12,373,472     211,867,538
Reinvestment of dividends and distributions................     778,335      14,033,225         3,000,176      50,663,889
Acquisition of TCW/DW Global Telecom Trust.................  12,225,911     219,153,286                --              --
Redeemed...................................................  (6,477,560)   (115,882,917)      (10,108,495)   (171,762,641)
                                                             ----------   -------------       -----------   -------------
Net increase - Class B.....................................  13,049,226     233,883,206         5,265,153      90,768,786
                                                             ----------   -------------       -----------   -------------
CLASS C SHARES
Sold.......................................................     227,971       4,073,570           203,868       3,508,714
Reinvestment of dividends and distributions................       7,908         142,018            12,557         211,323
Acquisition of TCW/DW Global Telecom Trust.................      76,323       1,361,239                --              --
Redeemed...................................................     (51,031)       (906,643)          (28,900)       (493,816)
                                                             ----------   -------------       -----------   -------------
Net increase - Class C.....................................     261,171       4,670,184           187,525       3,226,221
                                                             ----------   -------------       -----------   -------------
CLASS D SHARES
Sold.......................................................       2,946          52,711             5,348          91,912
Reinvestment of dividends and distributions................         257           4,621               523           8,837
Redeemed...................................................      (2,651)        (47,734)               (6)           (105)
                                                             ----------   -------------       -----------   -------------
Net increase - Class D.....................................         552           9,598             5,865         100,644
                                                             ----------   -------------       -----------   -------------
Net increase in Fund.......................................  13,534,959   $ 242,573,174         5,680,871   $  97,890,757
                                                             ==========   =============       ===========   =============

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $19,000 during fiscal 1999. As of

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

February 28, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 1999, there were no outstanding forward contracts.

8. ACQUISITION OF TCW/DW GLOBAL TELECOM TRUST

On June 28, 1999, the Fund acquired all the net assets of TCW/DW Global Telecom Trust ("Global") based on the respective valuations as of the close of business on June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Global on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 179,364 Class A shares of the Fund at a net asset value of $17.92 per share for 216,883 Class A shares of Global; 12,225,911 Class B shares of the Fund at a net asset value of $17.93 per share for 15,004,147 Class B shares of Global; and 76,323 Class C shares of the Fund at a net asset value of $17.84 per share for 93,581 Class C shares of Global. The net assets of the Fund and Global immediately before the acquisition were $603,906,296 and $223,729,058, respectively, including unrealized appreciation of $55,835,844 for Global. Immediately after the acquisition, the combined net assets of the Fund amounted to $827,635,354.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                     FOR THE PERIOD
                                                                FOR THE SIX       FOR THE YEAR       JULY 28, 1997*
                                                               MONTHS ENDED           ENDED              THROUGH
                                                              AUGUST 31, 1999   FEBRUARY 28, 1999   FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $17.16             $15.10              $13.77
                                                                   ------             ------              ------

Income from investment operations:
 Net investment income......................................         0.13               0.21                0.07
 Net realized and unrealized gain...........................         0.56               4.02                1.76
                                                                   ------             ------              ------

Total income from investment operations.....................         0.69               4.23                1.83
                                                                   ------             ------              ------

Less dividends and distributions from:
 Net investment income......................................        (0.10)             (0.21)              (0.07)
 Net realized gain..........................................        (0.45)             (1.96)              (0.43)
                                                                   ------             ------              ------

Total dividends and distributions...........................        (0.55)             (2.17)              (0.50)
                                                                   ------             ------              ------

Net asset value, end of period..............................       $17.30             $17.16              $15.10
                                                                   ======             ======              ======

TOTAL RETURN+...............................................         3.86%(1)          28.37%              13.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.05%(2)(3)        1.10%(3)            1.18%(2)

Net investment income.......................................         1.45%(2)(3)        1.30%(3)            0.88%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $8,806            $4,892                $948

Portfolio turnover rate.....................................           24%(1)             40%                 14%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

                                                                                                                 FOR THE PERIOD
                                    FOR THE SIX                  FOR THE YEAR ENDED FEBRUARY 28,                  MAY 31, 1994*
                                   MONTHS ENDED         --------------------------------------------------           THROUGH
                                 AUGUST 31, 1999++       1999++       1998++++        1997         1996**       FEBRUARY 28, 1995
---------------------------------------------------------------------------------------------------------------------------------
                                    (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of
 period........................        $17.15             $15.09        $12.66        $11.33         $9.80            $10.00
                                       ------             ------        ------        ------        ------            ------

Income (loss) from investment
 operations:
 Net investment income.........          0.07               0.12          0.15          0.10          0.18              0.13
 Net realized and unrealized
   gain (loss).................          0.55               4.01          3.05          1.35          1.64             (0.21)
                                       ------             ------        ------        ------        ------            ------

Total income (loss) from
 investment operations.........          0.62               4.13          3.20          1.45          1.82             (0.08)
                                       ------             ------        ------        ------        ------            ------

Less dividends and
 distributions from:
 Net investment income.........         (0.04)             (0.11)        (0.15)        (0.12)        (0.16)            (0.12)
 Net realized gain.............         (0.45)             (1.96)        (0.62)           --         (0.13)               --
                                       ------             ------        ------        ------        ------            ------

Total dividends and
 distributions.................         (0.49)             (2.07)        (0.77)        (0.12)        (0.29)            (0.12)
                                       ------             ------        ------        ------        ------            ------

Net asset value, end of
 period........................        $17.28             $17.15        $15.09        $12.66        $11.33             $9.80
                                       ======             ======        ======        ======        ======            ======

TOTAL RETURN+..................          3.48%(1)          27.60%        26.06%        12.91%        18.76%            (0.87)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................          1.72%(2)(3)        1.71%(3)      1.80%         1.82%         1.87%             1.97%(2)

Net investment income..........          0.78%(2)(3)        0.69%(3)      1.08%         0.85%         1.66%             1.83%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.....................      $770,521           $540,820      $396,483      $352,240      $360,347          $337,600

Portfolio turnover rate........            24%(1)             40%           14%           10%           16%                2%(1)

---------------------
 *  Commencement of operations.
 ** Year ended February 29.
 ++ Prior to July 28, 1997, the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

                                                                                                     FOR THE PERIOD
                                                                FOR THE SIX       FOR THE YEAR       JULY 28, 1997*
                                                               MONTHS ENDED           ENDED              THROUGH
                                                              AUGUST 31, 1999   FEBRUARY 28, 1999   FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $17.08             $15.07              $13.77
                                                                  ------             ------              ------

Income from investment operations:
 Net investment income......................................        0.06               0.07                0.01
 Net realized and unrealized gain...........................        0.55               4.02                1.76
                                                                  ------             ------              ------

Total income from investment operations.....................        0.61               4.09                1.77
                                                                  ------             ------              ------

Less dividends and distributions from:
 Net investment income......................................       (0.04)             (0.12)              (0.04)
 Net realized gain..........................................       (0.45)             (1.96)              (0.43)
                                                                  ------             ------              ------

Total dividends and distributions...........................       (0.49)             (2.08)              (0.47)
                                                                  ------             ------              ------

Net asset value, end of period..............................      $17.20             $17.08              $15.07
                                                                  ======             ======              ======

TOTAL RETURN+...............................................        3.46%(1)          27.36%              13.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.80%(2)(3)        1.85%(3)            1.93%(2)

Net investment income.......................................        0.70%(2)(3)        0.55%(3)            0.06%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $7,901             $3,386                $161

Portfolio turnover rate.....................................          24%(1)             40%                 14%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

                                                                                                     FOR THE PERIOD
                                                                FOR THE SIX       FOR THE YEAR       JULY 28, 1997*
                                                               MONTHS ENDED           ENDED              THROUGH
                                                              AUGUST 31, 1999   FEBRUARY 28, 1999   FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $17.18             $15.11              $13.77
                                                                  ------             ------              ------

Income from investment operations:
 Net investment income......................................        0.16               0.25                0.09
 Net realized and unrealized gain...........................        0.55               4.03                1.76
                                                                  ------             ------              ------

Total income from investment operations.....................        0.71               4.28                1.85
                                                                  ------             ------              ------

Less dividends and distributions from:
 Net investment income......................................       (0.12)             (0.25)              (0.08)
 Net realized gain..........................................       (0.45)             (1.96)              (0.43)
                                                                  ------             ------              ------

Total dividends and distributions...........................       (0.57)             (2.21)              (0.51)
                                                                  ------             ------              ------

Net asset value, end of period..............................      $17.32             $17.18              $15.11
                                                                  ======             ======              ======

TOTAL RETURN+...............................................        3.98%(1)          28.70%              13.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.80%(2)(3)        0.85%(3)            0.92%(2)

Net investment income.......................................        1.70%(2)(3)        1.55%(3)            1.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $128               $117                 $14

Portfolio turnover rate.....................................          24%(1)             40%                 14%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
GLOBAL UTILITIES
FUND


Semiannual Report
August 31, 1999